Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting Information, Additional Information [Abstract]
Net Sales	Net sales by geographical location for the years ended December 31, 2024, 2023 and 2022 are as follows:

(in thousands)	2024	2023	2022

Americas:
United States	$942,009	$935,281	$909,616
Other Americas	89,557	84,774	88,139
Total Americas	1,031,566	1,020,055	997,755
Europe, Middle East and Africa	648,494	624,573	733,469
Asia Pacific, Japan and Rest of World	298,154	320,683	410,294
Total net sales	$1,978,214	$1,965,311	$2,141,518

Long-Lived Assets	Long-lived assets by geographical location as of December 31, 2024 and 2023 are as follows:

(in thousands)	2024	2023

Americas:
United States	$143,894	$164,865
Other Americas	2,122	3,657
Total Americas	146,016	168,522
Europe, Middle East and Africa:
Germany	526,251	496,386
Other Europe, Middle East and Africa	64,714	76,306
Total Europe, Middle East and Africa	590,965	572,692
Asia Pacific, Japan and Rest of World	16,630	23,823
Total long-lived assets	$753,611	$765,037

Reconciliation of Operating Profit (Loss) from Segments to Consolidated	The following table presents selected financial information with respect to the Company’s single operating segment for the years ended December 31, 2024, 2023 and 2022:

(in thousands)	2024	2023	2022

Net sales	$1,978,214	$1,965,311	$2,141,518
Cost of sales:
Adjusted cost of sales	653,403	659,001	691,438
Other cost of sales (1)	357,461	72,622	65,517
Total cost of sales	1,010,864	731,623	756,955
Gross profit	967,350	1,233,688	1,384,563
Operating expenses:
Adjusted operating expenses	757,855	777,677	793,805
Other operating costs (1)	111,784	46,073	59,298
Total operating expenses	869,639	823,750	853,103
Income from operations	97,711	409,938	531,460
Total other income (expense), net	23,436	19,871	(18,859)
Income before income tax expense	121,147	429,809	512,601
Income tax expense	37,556	88,506	89,390
Net income	$83,591	$341,303	$423,211
(1)Other costs include amortization of intangible assets acquired in business combinations and costs related to acquisitions, restructuring and integrations.